Trade Payables and Other Liabilities	9 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade Payables and Other Liabilities	Trade Payables and Other Liabilities

	September 30, 2025	December 31, 2024
Current:
Trade payables	$513	$406
Accrued expenses	412	522
Contract liabilities(1)	558	840
Payables for property, plant and equipment and intangible assets	233	161
Other(2)	159	163
Total	$1,875	$2,092
Non-current:
Payables for intangible assets	175	193
Contract liabilities(1)	697	744
Other(2)	79	85
Total	$951	$1,022
(1)Contract liabilities comprise contractual obligations for payments received in advance of the satisfaction of performance obligations for wafers, as well as NRE services.
(2)Other includes other financial liabilities, due from related parties, earnout liabilities, deferred tax liabilities and advances and deposits.
The following table presents the activities in contract liabilities as of September 30, 2025 and December 31, 2024

	September 30, 2025	December 31, 2024
Beginning contract liabilities balance	$1,584	$1,983
Cash receipts in advance of satisfaction of performance obligations	501	381
Released to the consolidated statements of operations	(818)	(749)
Other(1)	(12)	(31)
Ending contract liabilities balance	$1,255	$1,584

Current	$558	$840
Non-current	697	744
Total	$1,255	$1,584
(1)Includes $14 million and $18 million primarily due to the unbilled accounts receivable balance applied against the related contract liabilities for a certain customer's non-recurring engineering arrangement as of September 30, 2025 and December 31, 2024, respectively.